Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Derivative Financial Instruments
Amounts related to cumulative basis adjustments for fair value hedges

($ in millions)
At December 31:	2019		2018
Short-term debt:
Carrying amount of the hedged item	$—		$(1,878)
Cumulative hedging adjustments included in the carrying amount—assets/(liabilities)	—		(4)	(1)
Long-term debt:
Carrying amount of the hedged item	(3,411)		(6,004)
Cumulative hedging adjustments included in the carrying amount— assets/(liabilities)	(440)	(2)	(333)	(2)
(1)	Includes ($6) million of hedging adjustments on discontinued hedging relationships at December 31, 2018.
(2)	Includes ($404) million and ($213) million of hedging adjustments on discontinued hedging relationships at December 31, 2019 and 2018, respectively.

Effect of derivative instruments in the consolidated income statement

				Gains/(Losses) of
($ in millions)	Total			Total Hedge Activity
For the year ended December 31:	2019	2018		2019	2018
Cost of services	$32,491	$33,687	*	$68	$30
Cost of sales	7,263	7,835	*	51	8
Cost of financing	904	1,132		(42)	(6)
SG&A expense	20,604	19,366		267	(116)
Other (income) and expense	(968)	1,152		(15)	(434)
Interest expense	1,344	723		(93)	(6)

* Reclassified to conform to 2019 presentation.

	Gain/(Loss) Recognized in Consolidated Income Statement
	Consolidated	Recognized on			Attributable to Risk
($ in millions)	Income Statement	Derivatives			Being Hedged (2)
For the year ended December 31:	Line Item	2019	2018	2017	2019	2018	2017
Derivative instruments in fair value hedges (1)
Interest rate contracts	Cost of financing	$44	$(61)	$1	$(32)	$97	$74
	Interest expense	98	(58)	1	(71)	92	69
Derivative instruments not designated as hedging instruments
Foreign exchange contracts	Other (income) and expense	(53)	(93)	16	N/A	N/A	N/A
Equity contracts	SG&A expense	214	(116)	135	N/A	N/A	N/A
Total		$302	$(327)	$153	$(103)	$189	$144

	Gain/(Loss) Recognized in Consolidated Income Statement and Other Comprehensive Income
($ in millions)				Consolidated	Reclassified			Amounts Excluded from
For the year ended	Recognized in OCI			Income Statement	from AOCI			Effectiveness Testing (3)
December 31:	2019	2018	2017	Line Item	2019	2018	2017	2019	2018	2017
Derivative instruments in cash flow hedges
Interest rate contracts	$(168)	$(35)	$—	Cost of financing	$(3)	$—	$—	$—	$—	$—
				Interest expense	(8)	—	—	—	—	—
Foreign exchange contracts	(521)	(101)	(58)	Cost of services	68	30	70	—	—	—
				Cost of sales	51	8	3	—	—	—
				Cost of financing	(86)	(75)	(23)	—	—	—
				SG&A expense	53	0	11	—	—	—
				Other (income and expense)	39	(341)	324	—	—	1
				Interest expense	(190)	(71)	(22)	—	—	—
Instruments in net investment hedges (4)
Foreign exchange contracts	(95)	686	(1,607)	Cost of financing	—	—	—	35	33	23
				Interest expense	—	—	—	77	31	21
Total	$(784)	$549	$(1,665)		$(75)	$(449)	$363	$112	$64	$45

Gain or loss amounts and presentation for 2017 are not conformed to the new hedge accounting guidance that the company adopted in 2018. Refer to note B, “Accounting Changes,” for further information.

(1)	The amount includes changes in clean fair values of the derivative instruments in fair value hedging relationships and the periodic accrual for coupon payments required under these derivative contracts.
(2)	The amount includes basis adjustments to the carrying value of the hedged item recorded during the period and amortization of basis adjustments recorded on de-designated hedging relationships during the period.
(3)	The company’s policy is to recognize all fair value changes in amounts excluded from effectiveness testing in net income each period.
(4)	Instruments in net investment hedges include derivative and non-derivative instruments.

N/A–Not applicable